INVESTMENTS - Investment funds (Operating data) (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
INVESTMENTS
Carrying value under equity investments	¥ 32,049		¥ 28,494
Operating data:
Revenue	20,039	$ 2,907	20,023	¥ 18,316
Gross profit	15,526	2,253	15,425	14,285
Net (loss)/income	1,367	201	(645)	(3,269)
Equity in (loss)/income of affiliates	(586)	$ (85)	96	(1,689)
Total cash paid for equity method investments	502		328	351
Equity investments
Operating data:
Revenue	23,159		20,482
Gross profit	10,911		9,490
(Loss)/Income from operations	(1,377)		430
Net (loss)/income	(3,129)		392
Net loss attributable to equity method investments	(788)		(31)
Add: Equity dilution impact	202		127
Equity in (loss)/income of affiliates	(586)		96
Investment funds
INVESTMENTS
Carrying value under equity investments	2,900		3,000
other equity investments
INVESTMENTS
Carrying value under equity investments	2,100		2,300
Operating data:
Revenue				19,704
Gross profit				8,670
(Loss)/Income from operations				(805)
Net (loss)/income				(1,631)
Net loss attributable to equity method investments				(389)
Add: Equity dilution impact				67
Equity in (loss)/income of affiliates				(322)
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INVESTMENTS
Carrying value under equity investments	¥ 5,900		¥ 5,600
Operating data:
Revenue				1,883
Gross profit				1,377
(Loss)/Income from operations				(991)
Net (loss)/income				(2,864)
Net loss attributable to equity method investments				(1,459)
Add: Equity dilution impact				92
Equity in (loss)/income of affiliates				¥ (1,367)